OPERATING COSTS BY NATURE - General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries and benefits	$ 12,157	$ 9,029
Share-based compensation	13,371	4,225
Consulting and professional fees	3,036	2,288
Travel expense	1,044	562
Rent expense	842	703
Insurance expense	676	569
Computer expenses	668	789
Depreciation and amortization	194	202
Shareholder and investor relations	99	323
Listing and filing fees	249	251
Directors fees and expenses	347	227
Other expenses	258	1,139
General and administrative expense	$ 32,941	$ 20,307